Balances and Transactions in Foreign Currencies (Tables)	12 Months Ended
Dec. 31, 2025
Balances and Transactions in Foreign Currencies [Abstract]
Summary of Assets, Liabilities and Transactions in Foreign Currencies	For the three years ended on December 31, 2025, 2024 and 2023, the assets, liabilities and transactions denominated in foreign currencies, expressed in Mexican pesos (contractual amounts) are as follows:

	Assets				Liabilities
Balances	Short-Term		Long-Term		Short-Term		Long- Term
As of December 31, 2025
U.S. dollars	Ps.	51,356	Ps.	1,880	Ps.	5,893	Ps.	81,880
Euros		8,911		—		11,267		11,307
Other currencies		221		3,227		16		—
Total	Ps.	60,488	Ps.	5,107	Ps.	17,176	Ps.	93,187
As of December 31, 2024
U.S. dollars	Ps.	93,411	Ps.	791	Ps.	7,981	Ps.	81,879
Euros		1,149		—		611		22,021
Other currencies		46		1,078		26		—
Total	Ps.	94,606	Ps.	1,869	Ps.	8,618	Ps.	103,900

Transactions	Revenues		Other Operating Revenues		Purchases of Raw Materials		Interest Expense		Consulting Fees		Asset Acquisitions		Share Disposition		Other
For the year ended
December 31, 2025
U.S. dollars	Ps.	5,023	Ps.	791	Ps.	21,343	Ps.	2,609	Ps.	1,542	Ps.	13	Ps.	—	Ps.	5,000
Euros		225		—		—		447		146		—		240		(1,454)
Other currencies		153		—		—		—		9		—		—		—
Total	Ps.	5,401	Ps.	791	Ps.	21,343	Ps.	3,056	Ps.	1,697	Ps.	13	Ps.	240	Ps.	3,546
For the year ended
December 31, 2024
U.S. dollars	Ps.	8,008	Ps.	1,522	Ps.	25,063	Ps.	2,295	Ps.	1,654	Ps.	8	Ps.	—	Ps.	6,597
Euros		69		—		—		2,471		186		—		—		—
Other currencies		21		—		—		—		4		—		—		—
Total	Ps.	8,098	Ps.	1,522	Ps.	25,063	Ps.	4,766	Ps.	1,844	Ps.	8	Ps.	—	Ps.	6,597
For the year ended
December 31, 2023
U.S. dollars	Ps.	13,322	Ps.	5,981	Ps.	21,806	Ps.	1,266	Ps.	815	Ps.	40	Ps.	—	Ps.	5,022
Euros		3,064		1		185		288		782		—		3,120		11
Other currencies		9		2		—		—		—		3		—		—
Total	Ps.	16,395	Ps.	5,984	Ps.	21,991	Ps.	1,554	Ps.	1,597	Ps.	43	Ps.	3,120	Ps.	5,033

Summary of Exchange Rates
Mexican peso exchange rates effective at the dates of the consolidated statements of financial position and the issuance date of the Company’s consolidated financial statements were as follows:

	December 31,		April 17,
	2025	2024	2026
U.S. dollar	17.9667	20.2683	17.2380
Euro	21.1469	21.5241	20.3393